TYPE				13F-HR
PERIOD				12/31/06
FILER
		CIK		0001352512
		CCC		w#oyst6t
SUBMISSION-CONTACT
		NAME		JANET M. HEWLETT
		PHONE		248-433-4000


                       UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: DECEMBER 31, 2006
					       -----------------

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:
		NAME		AZIMUTH CAPITAL MANAGEMENT LLC
		ADDRESS		260 E. LONG LAKE ROAD, SUITE 160
				BLOOMFIELD HILLS, MI 48304

		13F FILE NUMBER
                                -------------------


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing the Report on Behalf of Reporting Manager:
Name:		Janet M. Hewlett
		--------------------------
Title:		Senior Managing Director
		& Chief Compliance Officer
                --------------------------
Phone:		248-433-4000
                --------------------------

Signature,		Place,			and Date of Signing
Janet M. Hewlett	Bloomfield Hills, MI	February 12, 2007

Report Type	[X]	13F HOLDINGS REPORT
		[ ]	13F NOTICE
		[ ]	13F COMBINATION REPORT

List of Other Managers Reporting for the Manager:
		None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers		0
						----------
Form 13F Information Table Entry Total		77
						----------
Form 13F Information Table Value Total		$139,710
						----------
						(thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Inc                       COM              00206r102     3019    84452 SH       Sole                    81052              3400
Adobe Systems Inc              COM              00724f101     1950    47420 SH       Sole                    45895              1525
Agilent Technologies           COM              00846u101     1689    48455 SH       Sole                    46780              1675
Allergan Inc                   COM              018490102     4260    35581 SH       Sole                    34131              1450
American Express               COM              025816109     1560    25720 SH       Sole                    24320              1400
American Int'l Group           COM              026874107     4115    57418 SH       Sole                    55018              2400
Apple Computer Inc             COM              037833100      641     7555 SH       Sole                     7205               350
Baker Hughes Inc               COM              057224107     1292    17300 SH       Sole                    16775               525
Charles Schwab Corp            COM              808513105     1473    76180 SH       Sole                    73105              3075
Cisco Systems Inc              COM              17275r102     4732   173148 SH       Sole                   166648              6500
Citigroup Inc                  COM              172967101     3464    62192 SH       Sole                    59792              2400
Coca-Cola Co                   COM              191216100     4209    87228 SH       Sole                    85078              2150
Comcast Corp Cl A              COM              20030n101     2901    68530 SH       Sole                    65405              3125
Compass Bancshares             COM              20449h109     1111    18625 SH       Sole                    17900               725
ConocoPhillips                 COM              20825c104      269     3744 SH       Sole                     3044               700
Corp Executive Board           COM              21988r102      870     9925 SH       Sole                     9400               525
Costco Wholesale               COM              22160k105      243     4604 SH       Sole                     4154               450
DPL Inc                        COM              233293109     1411    50775 SH       Sole                    48750              2025
Eli Lilly & Co                 COM              532457108     1069    20525 SH       Sole                    19675               850
Exxon Mobil Corp               COM              30231g102     3272    42701 SH       Sole                    40751              1950
Family Dollar Stores           COM              307000109     1472    50185 SH       Sole                    48460              1725
Fastenal Co                    COM              311900104     1243    34650 SH       Sole                    33775               875
FedEx Corp                     COM              31428x106     1977    18202 SH       Sole                    17427               775
Genentech Inc                  COM              368710406     1600    19717 SH       Sole                    18992               725
General Dynamics               COM              369550108     2819    37909 SH       Sole                    36334              1575
General Electric Co            COM              369604103     6447   173262 SH       Sole                   167912              5350
General Mills Inc              COM              370334104     3089    53620 SH       Sole                    51595              2025
Goldman Sachs Grp              COM              38141g104     1607     8063 SH       Sole                     8063
Google Inc Cl A                COM              38259p508      403      875 SH       Sole                      875
Groupe Danone ADR              COM              399449107     1751    53710 SH       Sole                    51635              2075
HSBC Holdings Plc              COM              404280406      433     4725 SH       Sole                     4450               275
Hewlett-Packard Co             COM              428236103     1592    38646 SH       Sole                    36921              1725
IBM                            COM              459200101     1823    18769 SH       Sole                    18044               725
Illinois Tool Works            COM              452308109     1055    22835 SH       Sole                    22085               750
Int'l Paper Co                 COM              460146103     3032    88925 SH       Sole                    85675              3250
Intel Corp                     COM              458140100      954    47121 SH       Sole                    43996              3125
JP Mrgn Chase & Co             COM              46625h100     2965    61396 SH       Sole                    58896              2500
Japan Index (ETF)              COM              464286848      186    13070 SH       Sole                    13070
Johnson & Johnson              COM              478160104     2984    45205 SH       Sole                    43330              1875
Life Time Fitness Inc          COM              53217r207     1555    32060 SH       Sole                    30935              1125
Lockheed Martin                COM              539830109     1405    15255 SH       Sole                    14580               675
Medtronic Inc                  COM              585055106      606    11330 SH       Sole                     9980              1350
Mellon Financial Corp          COM              58551a108     3227    76555 SH       Sole                    73780              2775
Microsoft Corp                 COM              594918104     4771   159795 SH       Sole                   153770              6025
Millipore Corp                 COM              601073109     2580    38735 SH       Sole                    37110              1625
Molex Inc                      COM              608554101     2165    68440 SH       Sole                    65515              2925
NII Holdings Inc               COM              62913f201      224     3475 SH       Sole                     3475
Nabors Industries Ltd          COM              g6359f103      998    33500 SH       Sole                    31900              1600
Nestle SA ADR                  COM              641069406      678     7623 SH       Sole                     7323               300
Oracle Corp                    COM              68389x105      201    11700 SH       Sole                     8700              3000
Oshkosh Truck Corp             COM              688239201      273     5635 SH       Sole                     4635              1000
Paychex Inc                    COM              704326107     2674    67620 SH       Sole                    65070              2550
Pearson Plc-Spn ADR            COM              705015105      162    10700 SH       Sole                    10700
Pepsico Inc                    COM              713448108     4035    64510 SH       Sole                    62335              2175
Pfizer Inc                     COM              717081103      405    15623 SH       Sole                    14023              1600
Praxair Inc                    COM              74005p104     1378    23218 SH       Sole                    22143              1075
Procter & Gamble Co            COM              742718109     4328    67348 SH       Sole                    64673              2675
QIAGEN N.V.                    COM              n72482107      188    12400 SH       Sole                    12400
ResMed Inc                     COM              761152107     3094    62855 SH       Sole                    60330              2525
Southwest Airlines             COM              844741108     1036    67615 SH       Sole                    64340              3275
State Street Corp              COM              857477103     2902    43035 SH       Sole                    41235              1800
Sysco Corp                     COM              871829107     2879    78306 SH       Sole                    75106              3200
Target Corp                    COM              87612e106     1806    31660 SH       Sole                    30535              1125
Texas Instruments              COM              882508104     1308    45413 SH       Sole                    43763              1650
Tiffany & Co                   COM              886547108      913    23255 SH       Sole                    21955              1300
Time Warner Inc                COM              887317105     3052   140135 SH       Sole                   134635              5500
Toyota Motor Corp              COM              892331307      285     2125 SH       Sole                     2125
US Bancorp                     COM              902973304      434    12000 SH       Sole                    12000
United Technologies            COM              913017109      406     6500 SH       Sole                     6500
Wal-Mart Stores Inc            COM              931142103     2397    51905 SH       Sole                    49805              2100
Walt Disney Co                 COM              254687106      448    13064 SH       Sole                    13064
Wyeth                          COM              983024100     2867    56295 SH       Sole                    55120              1175
Zions Bancorporation           COM              989701107     1472    17850 SH       Sole                    17250               600
iShares FTSE/China 25          COM              464287184      271     2435 SH       Sole                     2435
iShares MCSI EAFE Index        COM              464287465      528     7215 SH       Sole                     7215
iShares MSCI Emerging Mkts     COM              464287234      243     2131 SH       Sole                     2131
iShares-Russell 1000           COM              464287622      534     6955 SH       Sole                     6955